LOANS AND ALLOWANCE FOR LOAN LOSSES (Tables)	12 Months Ended
Dec. 31, 2014
Loans And Leases Receivable Gross Carrying Amount Tables [Abstract]
Loans And Allowance For Loan Losses (Tables)

Loans: Concentration of credit risk
Loans granted by the Group according to type of loan, which represents the Group's concentration of credit risk, at December 31, 2013 and 2014 comprised:
	2013			2014
	Greek	Foreign	Total	Greek	Foreign	Total
	residents			residents
	(EUR in millions)
Consumer:
Residential mortgages	17,720	3,889	21,609	17,458	3,679	21,137
Credit card	1,381	4,244	5,625	1,317	3,526	4,843
Auto financing	138	62	200	88	39	127
Other consumer	4,694	3,680	8,374	4,207	4,281	8,488
Total consumer	23,933	11,875	35,808	23,070	11,525	34,595
Commercial:
Industry and mining	4,725	2,322	7,047	5,217	2,894	8,111
Small scale industry	2,123	1,721	3,844	1,929	2,502	4,431
Trade	7,562	3,722	11,284	7,425	5,299	12,724
Construction	1,082	1,999	3,081	1,098	2,103	3,201
Tourism	612	348	960	607	508	1,115
Shipping and transportation	2,174	786	2,960	2,437	852	3,289
Commercial mortgages	579	262	841	529	228	757
Public sector	5,848	252	6,100	5,390	232	5,622
Other	655	858	1,513	600	689	1,289
Total commercial	25,360	12,270	37,630	25,232	15,307	40,539
Total loans	49,293	24,145	73,438	48,302	26,832	75,134
Unearned income	(48)	(155)	(203)	(67)	(159)	(226)
Loans, net of unearned income	49,245	23,990	73,235	48,235	26,673	74,908
Less: Allowance for loan losses	(6,211)	(1,540)	(7,751)	(7,788)	(1,704)	(9,492)
Net Loans	43,034	22,450	65,484	40,447	24,969	65,416

	December 31, 2013			December 31, 2014
	Small business loans	Other commercial loans	Total commercial loans	Small business loans	Other commercial loans	Total commercial loans
	(EUR in millions)			(EUR in millions)
Greek
Satisfactory	651	9,802	10,453	573	7,555	8,128
Watchlist	1,300	7,698	8,998	382	9,777	10,159
Substandard	2,196	3,713	5,909	3,013	3,932	6,945
	4,147	21,213	25,360	3,968	21,264	25,232
Foreign
Satisfactory	2,054	7,047	9,101	2,356	9,394	11,750
Watchlist	472	1,241	1,713	590	1,089	1,679
Substandard	621	835	1,456	787	1,091	1,878
	3,147	9,123	12,270	3,733	11,574	15,307

Total	7,294	30,336	37,630	7,701	32,838	40,539

	At and for the year ended December 31, 2013
	Total recorded balance	Related allowance	Average recorded balance	Interest income recognized during the period the loan was impaired	Interest income recognized on a cash basis
	(EUR in millions)
Greek
With no related allowance:
Residential mortgages	330	-	217	8	-
Other consumer loans	254	-	201	20	-
Small business loans	65	-	56	5	-
Other commercial loans	766	-	595	6	18

With related allowance:
Residential mortgages	6,841	(846)	6,127	16	26
Credit cards	678	(628)	657	4	-
Other consumer loans	2,876	(1,791)	2,766	10	24
Small business loans	2,460	(974)	2,229	5	8
Other commercial loans	3,305	(1,889)	6,437	23	14
Total Greek impaired loans	17,575	(6,128)	19,285	97	90

Foreign
With no related allowance:
Residential mortgages	10	-	11	-	-
Credit cards	257	-	75	30	-
Other consumer loans	17	-	19	2	-
Small business loans	24	-	27	1	-
Other commercial loans	226	-	168	4	-

With related allowance:
Residential mortgages	347	(72)	206	6	4
Credit cards	466	(291)	660	8	16
Other consumer loans	569	(359)	512	35	20
Small business loans	867	(288)	608	26	2
Other commercial loans	1,774	(476)	1,424	21	29
Total Foreign impaired loans	4,557	(1,486)	3,710	133	71

	At and for the year ended December 31, 2014
	Total recorded balance	Related allowance	Average recorded balance	Interest income recognized during the period the loan was impaired	Interest income recognized on a cash basis
	(EUR in millions)
Greek
With no related allowance:
Residential mortgages	603	-	467	6	6
Other consumer loans	223	-	239	9	9
Small business loans	214	-	140	1	1
Other commercial loans	403	-	557	4	4

With related allowance:
Residential mortgages	6,708	(1,238)	6,775	34	30
Credit cards	729	(644)	703	-	-
Other consumer loans	2,665	(1,942)	2,771	24	23
Small business loans	2,411	(1,413)	2,403	21	7
Other commercial loans	4,705	(2,413)	3,769	81	33
Total Greek impaired loans	18,661	(7,650)	17,824	180	113

Foreign
With no related allowance:
Residential mortgages	5	-	9	-	-
Credit cards	56	-	117	1	-
Other consumer loans	32	-	36	1	-
Small business loans	16	-	21	-	-
Other commercial loans	152	-	260	8	-

With related allowance:
Residential mortgages	366	(82)	373	7	-
Credit cards	437	(257)	399	1	14
Other consumer loans	492	(332)	543	38	13
Small business loans	693	(329)	565	18	-
Other commercial loans	1,719	(584)	1,548	12	10
Total Foreign impaired loans	3,968	(1,584)	3,871	86	37

			2012	2013	2014
			(EUR in millions)
Average recorded investment in impaired loans			20,653	22,995	21,695
Interest income recognized on a cash basis			172	161	150

Loans And Allowance For Loan Losses Delinquent And Non Accrual Loans By Loan Class Tables [Text Block]

The following tables provide details of delinquent and non-accruing loans by loan class at December 31, 2013 and 2014:
	December 31, 2013
							Of which:
	Past due 31-90 days	Past due greater than 90 days	Total Past due loans	Current loans(1)	Loans measured at Fair value	Total	+90 days and accruing loans	Non accruing loans
	EUR in millions

Greek
Residential mortgages	1,039	4,770	5,809	11,911	-	17,720	466	5,808
Credit card	35	678	713	668	-	1,381	17	661
Other consumer	253	2,337	2,590	2,242	-	4,832	52	2,822
Small business loans	152	2,000	2,152	1,995	-	4,147	-	2,335
Other commercial loans	631	3,243	3,874	17,339	-	21,213	48	4,266
Total Greek loans	2,110	13,028	15,138	34,155	-	49,293	583	15,892

Foreign
Residential mortgages	181	209	390	3,423	76	3,889	-	248
Credit card	118	409	527	3,717	-	4,244	-	728
Other consumer	152	480	632	3,110	-	3,742	-	572
Small business loans	100	565	665	2,482	-	3,147	2	634
Other commercial loans	132	1,217	1,349	7,774	-	9,123	8	1,499
Total Foreign loans	683	2,880	3,563	20,506	76	24,145	10	3,681
Total loans	2,793	15,908	18,701	54,661	76	73,438	593	19,573

	December 31, 2014
							Of which:
	Past due 31-90 days	Past due greater than 90 days	Total Past due loans	Current loans(1)	Loans measured at Fair value	Total	+90 days and accruing loans	Non accruing loans
	EUR in millions

Greek
Residential mortgages	779	5,227	6,006	11,452	-	17,458	257	6,346
Credit card	27	729	756	561	-	1,317	8	720
Other consumer	163	2,289	2,452	1,843	-	4,295	-	2,638
Small business loans	65	2,183	2,248	1,719	-	3,967	-	2,491
Other commercial loans	277	3,618	3,895	17,370	-	21,265	40	4,410
Total Greek loans	1,311	14,046	15,357	32,945	-	48,302	305	16,605

Foreign
Residential mortgages	171	215	386	3,250	43	3,679	2	255
Credit card	116	371	487	3,039	-	3,526	-	496
Other consumer	170	467	637	3,683	-	4,320	-	508
Small business loans	106	600	706	3,027	-	3,733	-	645
Other commercial loans	146	1,214	1,360	10,214	-	11,574	3	1,535
Total Foreign loans	709	2,867	3,576	23,213	43	26,832	5	3,439
Total loans	2,020	16,913	18,933	56,158	43	75,134	310	20,044

(1) loans less than 30 days past due are included in current loans

Loans And Allowance For Loan Losses Troubled Debt Restructurings [Text Block]

	December 31, 2012			December 31, 2013			December 31, 2014
Greek	Total balance	Allowance for loan losses	Interest income recognized during the period	Total balance	Allowance for loan losses	Interest income recognized during the period	Total balance	Allowance for loan losses	Interest income recognized during the period
	EUR in millions			EUR in millions			EUR in millions
Residential mortgages	1,899	(116)	16	1,737	(63)	12	1,451	(66)	11
Other consumer	674	(139)	16	502	(94)	10	300	(49)	7
Small business loans	364	(57)	7	350	(64)	4	352	(89)	11
Other commercial loans	476	(64)	19	768	(136)	33	349	(77)	8
Total Greek TDR loans	3,413	(376)	58	3,357	(357)	59	2,452	(281)	37

	December 31, 2012			December 31, 2013			December 31, 2014
Foreign	Total balance	Allowance for loan losses	Interest income recognized during the period	Total balance	Allowance for loan losses	Interest income recognized during the period	Total balance	Allowance for loan losses	Interest income recognized during the period
	EUR in millions			EUR in millions			EUR in millions
Residential mortgages	34	(2)	2	27	(3)	2	38	(1)	1
Other consumer	87	(10)	6	64	(7)	5	73	(24)	5
Credit card	79	(5)	9	310	(3)	30	158	(28)	1
Small business loans	33	(4)	1	66	(3)	1	66	(8)	4
Other commercial loans	143	(13)	3	174	(20)	13	213	(9)	10
Total foreign TDR loans	376	(34)	21	641	(36)	51	548	(70)	21

The following table discloses financing receivables modified in a TDR which became delinquent thirty days or greater during the reporting period and for which payment default occurred within 12 months after the modification.

		December 31, 2012		December 31, 2013		December 31, 2014
		Greek	Foreign	Greek	Foreign	Greek	Foreign
		EUR in millions		EUR in millions		EUR in millions
Residential mortgages		1,367	34	1,226	16	896	2
Other consumer		432	70	307	34	263	6
Credit card		-	79	-	143	-	64
Small business loans		113	24	53	9	56	8
Other commercial loans		234	32	273	136	67	56
Total loans		2,146	239	1,859	338	1,282	136

The Group offers a number of modifications to customers. The modification programs that the Group offers its customers can generally be described in the following categories:
Payment modification – A modification in which the principal and interest payment are lowered from the original contractual terms.
Term modification - A modification which changes the maturity date, timing of payments or frequency of payments.
Interest only modification – A modification in which the loan is converted to interest only payments for a period of time.
Combination modification – Any other type of modification, including the use of multiple categories above.

The following table discloses financing receivables modified as troubled debt restructurings by modification programs as at December 31, 2012, 2013 and 2014.

				December 31,
				2012	2013	2014
Payment modification				2,611	3,999	3,988
Combination modification				3,792	4,686	2,753
Term modification				290	710	1,415
Interest only modification				279	538	568
Other				101	176	265
Total				7,073	10,109	8,989

The following table discloses the ageing of financing receivables modified as troubled debt restructurings at December 31, 2012, 2013 and 2014.

				December 31,
				2012	2013	2014
Current Loans (1)				2,754	4,358	4,499
Past due 31-90 days				866	1,111	594
Past due greater than 90 days				3,453	4,640	3,896
Total				7,073	10,109	8,989

(1) loans less than 30 days past due are included in current loans

	December 31, 2012		December 31, 2013		December 31, 2014
	Greek	Foreign	Greek	Foreign	Greek	Foreign
	EUR in millions		EUR in millions		EUR in millions
Residential mortgages	1,367	34	1,226	16	896	2
Other consumer	432	70	307	34	263	6
Credit card	-	79	-	143	-	64
Small business loans	113	24	53	9	56	8
Other commercial loans	234	32	273	136	67	56
Total loans	2,146	239	1,859	338	1,282	136

The Group offers a number of modifications to customers. The modification programs that the Group offers its customers can generally be described in the following categories:
Payment modification – A modification in which the principal and interest payment are lowered from the original contractual terms.
Term modification - A modification which changes the maturity date, timing of payments or frequency of payments.
Interest only modification – A modification in which the loan is converted to interest only payments for a period of time.
Combination modification – Any other type of modification, including the use of multiple categories above.

The following table discloses financing receivables modified as troubled debt restructurings by modification programs as at December 31, 2012, 2013 and 2014.

			December 31,
			2012	2013	2014
Payment modification			2,611	3,999	3,988
Combination modification			3,792	4,686	2,753
Term modification			290	710	1,415
Interest only modification			279	538	568
Other			101	176	265
Total			7,073	10,109	8,989

The following table discloses the ageing of financing receivables modified as troubled debt restructurings at December 31, 2012, 2013 and 2014.

			December 31,
			2012	2013	2014
Current Loans (1)			2,754	4,358	4,499
Past due 31-90 days			866	1,111	594
Past due greater than 90 days			3,453	4,640	3,896
Total			7,073	10,109	8,989

(1) loans less than 30 days past due are included in current loans

Loans And Allowance For Loan Losses Allowance For Loan Losses Tables [Text Block]

	2013	2014
	(EUR in millions)
Opening balance as of January 1,	23,324	22,132
Impaired loans acquired	660	-
Impaired loans in the period	5,708	4,585
Loans transferred to non-impaired status	(5,785)	(2,975)
Impaired loans paid-off	(948)	(799)
Sale of impaired loans	(216)	(331)
Impaired loans written-off	(249)	(39)
Foreign exchange differences	(362)	56
Closing balance as of December 31,	22,132	22,629

Allowance for loan losses

An analysis of the change in the allowance for loan losses by portfolio segment for the years ended December 31, follows:
	2012			2013			2014
	Consumer	Commercial	Total	Consumer	Commercial	Total	Consumer	Commercial	Total
	(EUR in millions)
Balance at beginning of year	2,561	3,990	6,551	3,722	3,596	7,318	4,078	3,673	7,751
Provision for loan losses	1,214	1,071	2,285	716	253	969	875	1,297	2,172
Provision for loans eligible to PSI[1]	-	37	37	-	-	-	-	-	-
Write-offs	(75)	(146)	(221)	(79)	(170)	(249)	(89)	(100)	(189)
Recoveries	13	6	19	57	31	88	72	6	78
Net Write-offs	(62)	(140)	(202)	(22)	(139)	(161)	(17)	(94)	(111)
Sale of impaired loans	-	(8)	(8)	(216)	-	(216)	(297)	(33)	(330)
Loans exchanged through PSI[1]	-	(1,356)	(1,356)	-		-	-		-
Translation differences	9	2	11	(122)	(37)	(159)	21	(11)	10
Allowance at end of year	3,722	3,596	7,318	4,078	3,673	7,751	4,660	4,832	9,492

1	Provision for loans eligible to PSI relates to the impairment recognized in 2011 for certain loans to the Hellenic Republic or loans to Greek public sector entities that are guaranteed by the Hellenic Republic, which were eligible for the PSI. These loans were exchanged in the PSI in 2012 (see Note 11).

Loans And Allowance For Loan Losses Allowance For Loan Losses By Portfolio Segment And Methodology Tables [Text Block]

'The following tables set forth the allowances for loan losses by portfolio segment and by impairment methodology and the respective recorded investment as at December 31,2013 and December 31,2014

December 31, 2013	Consumer		Commercial		Total
	loans		loans
	Loans	Allowance for loan losses	Loans	Allowance for loan losses	Loans	Allowance for loan losses
Impairment methodology:	(EUR in millions)

Specific	-	-	3,010	1,808	3,010	1,808
Coefficient	-	-	18,453	242	18,453	242
Homogeneous	23,933	3,324	3,897	835	27,830	4,159
Foreign	11,799	756	12,270	786	24,069	1,542
Total	35,732	4,080	37,630	3,671	73,362	7,751

December 31, 2014	Consumer		Commercial		Total
	loans		loans
	Loans	Allowance for loan losses	Loans	Allowance for loan losses	Loans	Allowance for loan losses
Impairment methodology:	(EUR in millions)

Specific	-	0	4,061	2,330	4,061	2,330
Coefficient	-	0	17,562	330	17,562	330
Homogeneous	23,070	3,903	3,609	1,225	26,679	5,128
Foreign	11,483	758	15,307	946	26,790	1,704
Total	34,553	4,661	40,539	4,831	75,092	9,492

Loans And Allowance For Loan Losses Exposure To Greek State Tables [Text Block]
Exposure to the Hellenic Republic and its related allowance at December 31,2013, and 2014 are as follows:
	December 31, 2013		December 31, 2014
	Total loans	Allowance for loan losses	Total loans	Allowance for loan losses
	(EUR in millions)		(EUR in millions)
Loan to Hellenic Republic	4,915	-	4,785	-
Loans to public sector entities	851	(79)	659	(80)
Corporate and Small Business loans	469	(38)	550	-
Mortgage loans	1,232	-	1,156	-
Total loans	7,467	(117)	7,150	(80)
Securities purchased under agreements to resell	30	-	-	-
Other assets	445	(4)	526	(15)
Total Exposure to Hellenic Republic	7,942	(121)	7,676	(95)

Loans And Allowance For Loan Losses Securitized Loans And Covered Bonds Tables [Text Block]

Securitized loans	2013	2014
	(EUR in millions)
Consumer loans (Revolver 2008-1 Plc-December 2008)	800	0
Credit cards (Revolver 2008-1 Plc-December 2008)	975	0
Receivables from Public sector (Titlos Plc-February 2009)	4,915	6,579
Mortgages (Spiti Plc-September 2011)	1,391	1,242
Auto loans (Autokinito Plc-September 2011)	155	83
Consumer loans (Agorazo Plc-September 2011)	1,132	887
Total	9,368	8,791
During 2014, the securitized loans from the VIE Revolver 2008-1 Plc were repurchased by the Bank.

Covered bonds	2013	2014
	(EUR in millions)
Mortgages	11,473	9,403
of which eligible collateral	10,373	9,121

Securitized loans
The Bank, through its VIEs, has the following securitized notes in issue as at December 31, 2014:
Issuer	Description	Type of collateral	Issue date	Maturity date	Nominal amount in million EUR	Interest rate
Titlos Plc	Variable Rate Asset Backed Notes	Receivables from Public sector	February 26, 2009	September 2039	5,100(2)	Paid semi-annually at a rate of six-month Euribor plus 50 bps
Spiti Plc	Asset Backed Variable Rate Notes- Class A	Residential mortgages	September 20, 2011	September 2058	1,500(1),(3)	Paid semi-annually at a rate of six-month Euribor plus a margin of 200 bps
Spiti Plc	Asset Backed Variable Rate Notes- Class B	Residential mortgages	September 20, 2011	September 2058	250(1)	Paid semi-annually at a rate of six-month Euribor plus a margin of 400 bps
Autokinito Plc	Asset Backed Variable Rate Notes- Class A	Auto loans	September 23, 2011	September 2023	400(1),(3)	Paid semi-annually at a rate of six-month Euribor plus a margin of 200 bps
Autokinito Plc	Asset Backed Variable Rate Notes- Class B	Auto loans	September 23, 2011	September 2023	97(1)	Paid semi-annually at a rate of six-month Euribor plus a margin of 350 bps
Agorazo Plc	Asset Backed Variable Rate Notes- Class A	Consumer loans	September 23, 2011	September 2033	1,250(1),(4)	Paid semi-annually at a rate of six month Euribor plus a margin of 300 bps
Agorazo Plc	Asset Backed Variable Rate Notes- Class B	Consumer loans	September 23, 2011	September 2033	413(1)	Paid semi-annually at a rate of six-month Euribor plus a margin of 450 bps

(1)	The Bank retains the option to call the notes on any interest payment date and issue new notes, or sell them as is to investors.
(2)	The Bank retains the option to call the notes on any re-novation date or on any optional redemption date and issue new notes or sell them to investors. The outstanding balance of Titlos Plc as at December 31, 2014 is EUR 4,537 million and has been rated Caa1 by Moody’s.
(3)	On March 20, 2014, Spiti Plc and Autokinito Plc proceeded with the partial redemption of class A notes of EUR 116 million and of EUR 50 million, respectively. Furthermore, on September 22, 2014, Spiti Plc and Autokinito Plc proceeded with the partial redemption of class A notes of EUR 89 million and of EUR 38 million, respectively. The outstanding amounts of Spiti Plc and Autokinito Plc as at December 31, 2014 are EUR 1,006 million and EUR 1 million respectively.
(4)	Agorazo Plc proceeded with the partial redemption of class A notes of EUR 159 million on March 17, 2014 and EUR 132 million on September 15, 2014. The outstanding amount of Agorazo Plc as at December 31, 2014 amounts to EUR 546 million.
Revolver 2008-1 Plc, by April 15, 2014 proceeded with the full redemption of the remaining EUR 265 million Class A Notes and the EUR 269 million Class B Notes and from January 29, 2015 is under liquidation.

Covered bonds
Under the covered bond Programmes I and II, the Bank has the following covered bonds series in issue as at December 31, 2014:
Programme	Series number	Type of collateral	Issue date	Maturity date	Nominal amount in million EUR	Interest rate
Programme I(1)	Series 3	Residential mortgages	October 7, 2009	October 2016	846	Paid annually at a fixed coupon rate of 3.875%
Programme II(2)	Series 1	Residential mortgages	June 24, 2010	June 2021 (3)	1,150	Paid quarterly at rate of three month Euribor plus a margin of 250 bps(3)
Programme II(2)	Series 2	Residential mortgages	June 24, 2010	June 2020(4)	1,200	Paid quarterly at rate of three month Euribor plus a margin of 240 bps(4)
Programme II(2)	Series 3	Residential mortgages	June 24, 2010	June 2019	1,350	Paid quarterly at rate of three month Euribor plus a margin of 230 bps(5)
Programme II(2)	Series 4	Residential mortgages	November 25, 2010	December 2018	1,100	Paid quarterly at rate of three month Euribor plus a margin of 210 bps(6)
(1)	EUR 10 billion Global Covered Bond Programme ("Programme I") established on November 26, 2008. Programme I is rated B1 by Moody’s and BB by Fitch.
(2)	EUR 15 billion Covered Bond Programme II ("Programme II") established on June 21, 2010. Programme II is rated Ba3 by Moody’s and B+ by Fitch.
(3)	On November 10, 2014, the Bank amended the maturity from June 2015 to June 2021 and interest rate from ECB rate plus 170 bps to three month Euribor plus 250 bps.
(4)	On November 10, 2014, the Bank amended the maturity from June 2017 to June 2020 and interest rate from ECB rate plus 200 bps to three month Euribor plus 240 bps.
(5)	On November 10, 2014, the Bank amended the interest rate from ECB rate plus 230 bps to three month Euribor plus 230 bps.
(6)	On November 10, 2014, the Bank amended the interest rate from ECB rate plus 210 bps to three month Euribor plus 210 bps.

Furthermore, the Bank has, during 2014, partially or wholely cancelled the following covered bonds issued under Programme II:
Series	Issue date	Cancellation date	Original nominal amount in EUR		Cancelled amount in million EUR
Programme II
Series 1	June 24, 2010	November 7, 2014	1.5	billion	350
Series 2	June 24, 2010	November 7, 2014	1.5	billion	300
Series 3	June 24, 2010	November 7, 2014	1.5	billion	150
Series 6	May 6, 2011	April 9, 2014	1.3	billion	1,300

Loans And Allowance For Loan Losses Allowance For Loan Losses By Portfolio Segment Tables [Text Block]

Allowance for loan losses by portfolio segment
The following table provides the allowance for loan losses by portfolio segment and the respective recorded investment at December 31, 2013.

	Consumer loans	Commercial loans	Total
Greek	(EUR in millions)
Allowance for loan losses at year end	3,324	2,885	6,209
of which:
for impaired loans	3,265	2,862	6,127
for non-impaired loans	59	23	82

Impaired loans	10,979	6,596	17,575
Non-impaired loans	12,954	18,764	31,718

Foreign
Allowance for loan losses at year end	756	786	1,542
of which:
for impaired loans	723	763	1,486
for non-impaired loans	33	23	56

Impaired loans	1,666	2,891	4,557
Non-impaired loans	10,133	9,379	19,512

The following table provides the allowance for loan losses by portfolio segment and the respective recorded investment at December 31, 2014.
	Consumer loans	Commercial loans	Total
Greek	(EUR in millions)
Allowance for loan losses at year end	3,903	3,885	7,788
of which:
for impaired loans	3,824	3,826	7,650
for non-impaired loans	79	59	138

Impaired loans	10,928	7,733	18,661
Non-impaired loans	12,142	17,499	29,641

Foreign
Allowance for loan losses at year end	758	946	1,704
of which:
for impaired loans	670	914	1,584
for non-impaired loans	88	32	120

Impaired loans	1,388	2,580	3,968
Non-impaired loans	10,095	12,727	22,822

Loans And Allowance For Purchased Credit Impaired Loans Tables [Text Block]

Purchased Loans at Acquisition Date

(EUR in millions)
Contractually required payments including interest	1,508
Less: Non-accretable difference	670
Cash flows expected to be collected	838
Less: Accreable yield	178
Fair Value of loans acquired	660

The table below shows activity for the accretable yield on PCI loans, which includes the FBB and Probank portfolio.

Rollforward of Accretable Yield
(EUR in millions)
Additions	178
Accretion	(13)
Accretable yield December 31, 2013	165

Rollforward of Accretable Yield
(EUR in millions)
Accretable yield January 1, 2014	165
Accretion	(26)
Accretable yield December 31, 2014	139